N-2 $ in Millions	Nov. 06, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001321741
Amendment Flag	false
Securities Act File Number	814-00704
Document Type	8-K
Entity Registrant Name	GLADSTONE INVESTMENT CORPORATION\DE
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On November 6, 2025, Gladstone Investment Corporation (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) by and among the Company, Gladstone Management Corporation, Gladstone Administration, LLC and B. Riley Securities, Inc, in connection with the issuance and sale of $60.0 million aggregate principal amount of the Company’s 6.875% Notes due 2028 in a registered direct offering (the “Notes” and such offering, the “Offering”). The closing of the Offering occurred on November 10, 2025. The Company intends to use the net proceeds from the Offering to repay a portion of the amount outstanding under its credit facility, to fund new investment opportunities and for other general corporate purposes. The Company intends to re-borrow under its
credit facility to make investments in portfolio companies in accordance with its investment objectives and market conditions and for other general corporate purposes.
The Offering was made pursuant to the Company’s effective shelf registration statement on Form
N-2
(Registration
No. 333-277452)
previously filed with the Securities and Exchange Commission, as supplemented by a prospectus supplement dated November 6, 2025 and the pricing term sheet dated November 6, 2025. This Current Report on Form
8-K
shall not constitute an offer to sell or a solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or other jurisdiction.
On November 10, 2025, in connection with the Offering, the Company and UMB Bank, National Association, as trustee (the “Trustee”), entered into a Sixth Supplemental Indenture (the “Sixth Supplemental Indenture”) to the Indenture, dated May 22, 2020, between the Company and the Trustee (together with the Sixth Supplemental Indenture, the “Indenture”). The Sixth Supplemental Indenture relates to the Offering of the Notes.
The Notes will mature on November 1, 2028, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 6.875% per year, and interest on the Notes will be paid on May 1 and November 1 of each year, beginning on May 1, 2026. The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s existing and future unsecured, unsubordinated indebtedness, including its 5.00% notes due 2026, 4.875% notes due 2028, 8.00% notes due 2028 and 7.875% Notes due 2030; senior to any series of preferred stock that the Company may issue in the future; senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to any future secured indebtedness of the Company (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s existing or future subsidiaries, including, without limitation, borrowings under the Company’s credit facility.
The Notes may be redeemed in whole or in part at any time prior to August 1, 2028 at par plus a “make-whole” premium and thereafter at par plus accrued and unpaid interest thereon to the redemption date. The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), or any successor provisions, to comply with Section 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act, or any successor provisions but giving effect to any no-action
relief granted by the Securities and Exchange Commission (the “SEC”) to another business development company and upon which the Company may reasonably rely (or to the Company if the Company determines to seek such similar no-action
or other relief), and to provide certain financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.
The description above is only a summary of the material provisions of the Underwriting Agreement, the Sixth Supplemental Indenture and the Notes and is qualified in its entirety by reference to copies of the Underwriting Agreement, the Sixth Supplemental Indenture and the Notes, respectively, each filed as exhibits to this Current Report on Form
8-K
and incorporated by reference herein.

Long Term Debt, Title [Text Block]	the “Underwriting Agreement”
Long Term Debt, Principal	$ 60.0
Long Term Debt, Structuring [Text Block]
The Notes will mature on November 1, 2028, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 6.875% per year, and interest on the Notes will be paid on May 1 and November 1 of each year, beginning on May 1, 2026. The Notes are the Company’s direct unsecured obligations and rank pari passu with the Company’s existing and future unsecured, unsubordinated indebtedness, including its 5.00% notes due 2026, 4.875% notes due 2028, 8.00% notes due 2028 and 7.875% Notes due 2030; senior to any series of preferred stock that the Company may issue in the future; senior to any of the Company’s future indebtedness that expressly provides it is subordinated to the Notes; effectively subordinated to any future secured indebtedness of the Company (including indebtedness that is initially unsecured to which the Company subsequently grants security), to the extent of the value of the assets securing such indebtedness; and structurally subordinated to all existing and future indebtedness and other obligations of any of the Company’s existing or future subsidiaries, including, without limitation, borrowings under the Company’s credit facility.

Long Term Debt, Dividends and Covenants [Text Block]
The Notes may be redeemed in whole or in part at any time prior to August 1, 2028 at par plus a “make-whole” premium and thereafter at par plus accrued and unpaid interest thereon to the redemption date. The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), or any successor provisions, to comply with Section 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act, or any successor provisions but giving effect to any no-action
relief granted by the Securities and Exchange Commission (the “SEC”) to another business development company and upon which the Company may reasonably rely (or to the Company if the Company determines to seek such similar no-action
or other relief), and to provide certain financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.